UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-22700

Exchange Traded Concepts Trust II

(Exact name of registrant as specified in charter)

2545 South Kelly Avenue, Suite C, Edmond, Oklahoma	73013
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:      (405) 778-8377

Date of fiscal year end:      April 30

Date of reporting period:    July 31, 2014

Item 1. Schedule of Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2014
SCHEDULE OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS 100.3%
Consumer Discretionary 11.8%
Amazon.com, Inc. *	650	203,443
AutoNation, Inc. *	112	5,972
AutoZone, Inc. *	56	28,954
Bed Bath & Beyond, Inc. *	354	22,405
Best Buy Co., Inc.	478	14,211
BorgWarner, Inc.	400	24,900
Cablevision Systems Corp., Class A	377	7,246
Carnival Corp.	771	27,926
CBS Corp., Class B	908	51,602
Chipotle Mexican Grill *	53	35,643
Coach, Inc.	473	16,347
Coca-Cola Enterprises, Inc.	406	18,453
Comcast Corp., Class A	4,520	242,859
D.R. Horton, Inc.	500	10,350
Darden Restaurants, Inc.	229	10,706
Delphi Automotive PLC	479	31,997
DIRECTV *	814	70,045
Discovery Communications, Inc., Class A *	379	32,295
Dollar General Corp. *	518	28,609
Dollar Tree, Inc. *	356	19,391
Expedia, Inc.	180	14,296
Family Dollar Stores, Inc.	165	12,334
Ford Motor Co.	6,825	116,161
Fossil Group, Inc. *	85	8,330
Gamestop Corp.	216	9,066
Gannett Co., Inc.	400	13,088
Gap, Inc.	447	17,929
Garmin, Ltd.	216	11,889
General Motors Co.	2,285	77,279
Genuine Parts Co.	270	22,361
Goodyear Tire & Rubber Co.	484	12,182
Graham Holdings Co.	7	4,800
H&R Block, Inc.	481	15,455
Harley-Davidson, Inc.	375	23,183
Harman International Industries, Inc.	118	12,809
Hasbro, Inc.	216	10,791
Johnson Controls, Inc.	1,151	54,374
Kohl's Corp.	335	17,936
L Brands, Inc.	433	25,101
Leggett & Platt, Inc.	248	8,134
Lennar Corp.	293	10,615
Lowe's Cos., Inc.	1,733	82,924
Macy's, Inc.	626	36,177
Marriott International, Inc., Class A	378	24,460
Mattel, Inc.	595	21,078
McDonald's Corp.	1,718	162,454
Michael Kors Holdings, Ltd. *	312	25,422
Mohawk Industries, Inc. *	108	13,475
Netflix.com, Inc. *	108	45,654
Newell Rubbermaid, Inc.	490	15,915
News Corp., Class A *	876	15,461
Nike, Inc., Class B	1,282	98,881
Nordstrom, Inc.	243	16,823
Omnicom Group, Inc.	452	31,635
O'Reilly Automotive, Inc. *	184	27,600
PetSmart, Inc.	169	11,516
Polo Ralph Lauren Corp.	108	16,833
Priceline.com, Inc. *	91	113,063
Pulte Group, Inc.	606	10,696
PVH Corp.	143	15,756
Ross Stores, Inc.	368	23,699
Scripps Networks Interactive, Inc.	186	15,328
Staples, Inc.	1,116	12,934
Starbucks Corp.	1,300	100,984

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Consumer Discretionary, continued
Starwood Hotels & Resorts Worldwide, Inc.	336	25,818
Target Corp.	1,095	65,251
The Home Depot, Inc.	2,383	192,665
The Interpublic Group of Cos., Inc.	732	14,428
The Walt Disney Co.	2,800	240,463
Time Warner Cable, Inc., Class A	482	69,938
Time Warner, Inc.	1,532	127,187
TJX Cos., Inc.	1,217	64,854
Tractor Supply Co.	244	15,169
TripAdvisor, Inc. *	195	18,494
Twenty-First Century Fox, Inc.	3,329	105,463
Under Armour, Inc. *	282	18,824
Urban Outfitters, Inc. *	177	6,324
VF Corp.	598	36,639
Viacom, Inc., Class B	679	56,133
Whirlpool Corp.	137	19,542
Wyndham Worldwide Corp.	216	16,319
Wynn Resorts, Ltd.	141	30,061
Yum! Brands, Inc.	764	53,022
		3,516,829

Consumer Staples 9.3%
Altria Group, Inc.	3,453	140,192
Archer-Daniels-Midland Co.	1,137	52,757
Avon Products, Inc.	763	10,072
Brown-Forman Corp., Class B	284	24,609
Campbell Soup Co.	325	13,517
Clorox Co.	226	19,633
Coca-Cola Co.	6,572	258,215
Colgate-Palmolive Co.	1,516	96,114
ConAgra Foods, Inc.	742	22,356
Constellation Brands, Inc. *	292	24,312
Costco Wholesale Corp.	758	89,095
CVS Caremark Corp.	2,032	155,164
Dr. Pepper Snapple Group, Inc.	340	19,978
Estee Lauder Cos., Class A	433	31,808
General Mills, Inc.	1,068	53,560
Hormel Foods Corp.	236	10,681
Kellogg Co.	443	26,505
Keurig Green Mountain, Inc.	219	26,122
Kimberly-Clark Corp.	650	67,516
Kraft Foods Group, Inc.	1,034	55,408
Kroger Co.	885	43,347
Lorillard, Inc.	627	37,921
McCormick & Co., Inc.	231	15,195
Mead Johnson Nutrition Co.	348	31,821
Molson Coors Brewing Co.	278	18,773
Mondelez International, Inc.	2,941	105,877
Monster Beverage Corp. *	238	15,222
PepsiCo, Inc.	2,635	232,144
Philip Morris International	2,734	224,215
Procter & Gamble Co.	4,704	363,713
Reynolds American, Inc.	541	30,215
Safeway, Inc.	403	13,887
Sysco Corp.	1,023	36,511
The Hershey Co.	263	23,183
The J.M. Smucker Co.	178	17,736
Tyson Foods, Inc., Class A	477	17,749
Walgreen Co.	1,516	104,255
Wal-Mart Stores, Inc.	2,802	206,171
Whole Foods Market, Inc.	650	24,843
		2,760,392

See Notes to Schedules of Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2014
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Energy 10.5%
Anadarko Petroleum Corp.	876	93,601
Apache Corp.	670	68,782
Baker Hughes, Inc.	758	52,128
Cabot Oil & Gas Corp.	725	23,889
Cameron International Corp. *	354	25,102
Chesapeake Energy Corp.	889	23,443
Chevron Corp.	3,309	427,655
Cimarex Energy Co.	150	20,853
ConocoPhillips	2,133	175,973
CONSOL Energy, Inc.	403	15,644
Denbury Resources, Inc.	608	10,306
Devon Energy Corp.	663	50,057
Diamond Offshore Drilling, Inc.	123	5,755
Ensco PLC, Class A, ADR	410	20,767
EOG Resources, Inc.	950	103,968
Exxon Mobil Corp.	7,467	738,784
FMC Technologies, Inc. *	406	24,685
Halliburton Co.	1,467	101,208
Helmerich & Payne, Inc.	189	20,083
Hess Corp.	458	45,333
Kinder Morgan, Inc.	1,161	41,773
Marathon Oil Corp.	1,175	45,531
Marathon Petroleum Corp.	501	41,823
Murphy Oil Corp.	292	18,142
Nabors Industries, Ltd.	457	12,412
National-Oilwell Varco, Inc.	745	60,375
Newfield Exploration Co. *	241	9,712
Noble Corp. PLC	446	13,991
Noble Energy, Inc.	622	41,357
Occidental Petroleum Corp.	1,366	133,472
Peabody Energy Corp.	474	7,191
Phillips 66	975	79,082
Pioneer Natural Resources Co.	249	55,144
QEP Resources, Inc.	325	10,741
Range Resources Corp.	287	21,694
Rowan Cos. PLC	216	6,592
Schlumberger, Ltd.	2,264	245,395
Southwestern Energy Co. *	617	25,038
Spectra Energy Corp.	1,158	47,385
Tesoro Corp.	216	13,293
Transocean, Ltd.	596	24,043
Valero Energy Corp.	925	46,990
Williams Cos., Inc.	1,283	72,656
		3,121,848

Financials 15.7%
ACE, Ltd.	585	58,558
Affiliated Managers Group *	94	18,730
AFLAC, Inc.	787	47,015
Allstate Corp.	758	44,305
American Express Co.	1,582	139,216
American International Group, Inc.	2,515	130,729
Ameriprise Financial, Inc.	328	39,229
AON PLC	514	43,361
Apartment Investment & Management Co. (REIT), Class A	256	8,750
Assurant, Inc.	127	8,047
AvalonBay Communities, Inc. (REIT)	216	31,985
Bank of America Corp.	18,286	278,862
Bank of New York Mellon Corp.	1,976	77,143
BB&T Corp.	1,241	45,942
Berkshire Hathaway, Inc., Class B *	3,130	392,595
BlackRock, Inc., Class A	216	65,822
Boston Properties, Inc. (REIT)	268	32,013
Capital One Financial Corp.	993	78,983

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Financials, continued
CBRE Group, Inc., Class A *	489	15,081
Cincinnati Financial Corp.	258	11,873
Citigroup, Inc.	5,282	258,343
CME Group, Inc.	544	40,223
Comerica, Inc.	315	15,832
D&B Corp.	63	6,932
Discover Financial Services, Inc., Class A	810	49,459
E*Trade Financial Corp. *	504	10,594
Equity Residential (REIT)	580	37,497
Essex Property Trust, Inc. (REIT)	108	20,474
Fifth Third BanCorp	1,473	30,167
Franklin Resources, Inc.	696	37,688
General Growth Properties, Inc. (REIT)	917	21,430
Genworth Financial, Inc., Class A *	866	11,345
Goldman Sachs Group, Inc.	722	124,811
Hartford Financial Services Group, Inc.	786	26,850
HCP, Inc.	802	33,307
Health Care REIT, Inc.	541	34,424
Host Hotels & Resorts, Inc.	1,309	28,458
Hudson City BanCorp, Inc.	837	8,160
Huntington Bancshares, Inc.	1,462	14,357
IntercontinentalExchange Group, Inc.	198	38,060
Invesco, Ltd.	758	28,524
JPMorgan Chase & Co.	6,581	379,525
KeyCorp	1,530	20,716
Kimco Realty Corp. (REIT)	721	16,136
Legg Mason, Inc.	176	8,351
Leucadia National Corp.	551	13,615
Lincoln National Corp.	461	24,152
Loews Corp.	538	22,666
M&T Bank Corp.	228	27,702
Marsh & McLennan Cos., Inc.	951	48,282
MetLife, Inc.	1,950	102,570
Moody's Corp.	325	28,275
Morgan Stanley	2,433	78,683
Navient Corp.	759	13,055
Northern Trust Corp.	384	25,686
People's United Financial, Inc.	559	8,117
Plum Creek Timber Co., Inc.	310	12,825
PNC Financial Services Group	928	76,616
Principal Financial Group, Inc.	482	23,946
Progressive Corp.	941	22,057
Prologis, Inc. (REIT)	866	35,341
Prudential Financial, Inc.	802	69,750
Public Storage (REIT)	249	42,731
Regions Financial Corp.	2,397	24,306
Robert Half International, Inc.	243	11,822
Simon Property Group, Inc. (REIT)	541	90,990
State Street Corp.	758	53,394
SunTrust Banks, Inc.	923	35,120
T. Rowe Price Group, Inc.	459	35,646
The Charles Schwab Corp.	2,043	56,693
The Chubb Corp.	433	37,545
The Macerich Co. (REIT)	247	16,057
The NASDAQ OMX Group, Inc.	216	9,113
Torchmark Corp.	228	12,025
Travelers Cos., Inc.	603	54,005
U.S. BanCorp	3,155	132,604
Unum Group	444	15,243
Ventas, Inc. (REIT)	509	32,322
Vornado Realty Trust (REIT)	325	34,457
Wells Fargo & Co.	8,335	424,251
Weyerhaeuser Co. (REIT)	910	28,501
XL Group PLC	468	15,088

See Notes to Schedules of Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2014
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Financials, continued
Zions Bancorp	325	9,367
		4,674,520

Health Care 13.5%
Abbott Laboratories	2,600	109,512
AbbVie, Inc.	2,764	144,668
Actavis, Inc. PLC *	456	97,703
Aetna, Inc.	620	48,069
Agilent Technologies, Inc.	581	32,588
Alexion Pharmaceuticals, Inc. *	344	54,693
Allergan, Inc.	516	85,584
AmerisourceBergen Corp.	392	30,149
Amgen, Inc.	1,318	167,900
Baxter International, Inc.	943	70,433
Becton Dickinson & Co.	332	38,592
Biogen Idec, Inc. *	411	137,434
Boston Scientific Corp. *	2,294	29,317
Bristol-Myers Squibb Co.	2,883	145,937
C.R. Bard, Inc.	131	19,549
Cardinal Health, Inc.	589	42,202
Carefusion Corp. *	355	15,545
Celgene Corp. *	1,391	121,226
Cerner Corp. *	520	28,704
CIGNA Corp.	466	41,959
Covidien PLC, ADR	783	67,737
DaVita Healthcare Partners, Inc. *	310	21,836
DENTSPLY International, Inc.	250	11,605
Edwards Lifesciences Corp. *	179	16,155
Eli Lilly & Co.	1,712	104,535
Express Scripts Holding, Inc. *	1,339	93,261
Gilead Sciences, Inc. *	2,670	244,438
Hospira, Inc. *	291	16,142
Humana, Inc.	270	31,766
Intuitive Surgical, Inc. *	66	30,198
Johnson & Johnson	4,919	492,342
Laboratory Corp. of America Holdings *	149	15,450
McKesson Corp.	398	76,360
Medtronic, Inc.	1,735	107,120
Merck & Co., Inc.	5,081	288,296
Mylan Laboratories, Inc. *	654	32,288
Patterson Cos., Inc.	148	5,773
PerkinElmer, Inc.	216	9,984
Perrigo Co. PLC	234	35,205
Pfizer, Inc.	11,092	318,340
Quest Diagnostics, Inc.	255	15,581
Regeneron Pharmaceuticals, Inc. *	137	43,322
St. Jude Medical, Inc.	490	31,943
Stryker Corp.	511	40,762
Tenet Healthcare Corp. *	174	9,182
Thermo Fisher Scientific, Inc.	689	83,713
UnitedHealth Group, Inc.	1,703	138,027
Varian Medical Systems, Inc. *	185	15,198
Vertex Pharmaceuticals, Inc. *	411	36,542
Waters Corp. *	150	15,516
WellPoint, Inc.	485	53,258
Zimmer Holdings, Inc.	289	28,920
Zoetis, Inc.	880	28,961
		4,021,520

Industrials 10.5%
3M Co.	1,083	152,584
Allegion PLC	156	8,023
AMETEK, Inc.	433	21,083
Avery Dennison Corp.	170	8,026
C.H. Robinson Worldwide, Inc.	254	17,135

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Industrials, continued
CarMax, Inc. *	325	15,863
Caterpillar, Inc.	1,083	109,111
Cintas Corp.	176	11,018
Crown Castle International Corp. (REIT)	577	42,802
CSX Corp.	1,745	52,210
Cummins, Inc.	294	40,981
Danaher Corp.	1,045	77,205
Deere & Co.	631	53,704
Delta Air Lines, Inc.	1,474	55,216
Dover Corp.	289	24,785
Eaton Corp. PLC	825	56,034
Emerson Electric Co.	1,216	77,398
Equifax, Inc.	216	16,435
Expeditors International of Washington, Inc.	342	14,768
Fastenal Co.	479	21,244
FedEx Corp.	482	70,796
Flowserve Corp.	244	18,066
Fluor Corp.	281	20,476
General Dynamics Corp.	565	65,975
General Electric Co.	17,441	438,641
Honeywell International, Inc.	1,361	124,981
Illinois Tool Works, Inc.	657	54,117
Ingersoll-Rand PLC	433	25,456
Iron Mountain, Inc.	299	10,019
Jacobs Engineering Group, Inc. *	231	11,737
Joy Global, Inc.	175	10,371
Kansas City Southern Industries, Inc.	193	21,049
L-3 Communications Holdings, Inc.	150	15,744
Lockheed Martin Corp.	462	77,140
Masco Corp.	619	12,875
Nielsen Holdings NV	541	24,946
Norfolk Southern Corp.	540	54,896
Northrop Grumman Corp.	371	45,733
PACCAR, Inc.	614	38,234
Pall Corp.	195	15,107
Parker Hannifin Corp.	262	30,117
Pentair PLC	336	21,528
Pitney Bowes, Inc.	355	9,606
Precision Castparts Corp.	252	57,658
Quanta Services, Inc. *	379	12,693
Raytheon Co.	541	49,107
Republic Services, Inc., Class A	461	17,486
Rockwell Automation, Inc.	238	26,575
Rockwell Collins, Inc.	237	17,365
Roper Industries, Inc.	173	24,924
Ryder System, Inc.	108	9,302
Snap-on, Inc.	101	12,140
Southwest Airlines Co.	1,197	33,851
Stanley Black & Decker, Inc.	273	23,874
Stericycle, Inc. *	147	17,295
Textron, Inc.	484	17,603
The ADT Corp.	299	10,405
The Boeing Co.	1,165	140,359
Tiffany & Co.	192	18,741
Tyco International, Ltd.	809	34,908
Union Pacific Corp.	1,575	154,839
United Parcel Service, Inc., Class B	1,225	118,935
United Technologies Corp.	1,465	154,044
W.W. Grainger, Inc.	108	25,396
Waste Management, Inc.	759	34,071
Xylem, Inc.	325	11,469
		3,116,275

See Notes to Schedules of Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2014
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Information Technology 19.4%
Accenture PLC	1,100	87,208
Adobe Systems, Inc. *	804	55,564
Akamai Technologies, Inc. *	308	18,178
Alliance Data Systems Corp. *	93	24,393
Altera Corp.	541	17,702
Amphenol Corp., Class A	273	26,254
Analog Devices, Inc.	547	27,148
Apple, Inc.	10,485	1,002,051
Applied Materials, Inc.	2,120	44,435
Autodesk, Inc. *	398	21,233
Automatic Data Processing, Inc.	837	68,056
Avago Technologies, Ltd.	433	30,042
Broadcom Corp., Class A	970	37,112
CA, Inc.	550	15,884
Cisco Systems, Inc.	8,908	224,749
Citrix Systems, Inc. *	284	19,235
Cognizant Technology Solutions Corp. *	1,063	52,140
Computer Sciences Corp.	251	15,660
Corning, Inc.	2,275	44,704
eBay, Inc. *	1,982	104,650
Electronic Arts, Inc. *	543	18,245
EMC Corp.	3,537	103,634
F5 Networks, Inc. *	131	14,749
Facebook, Inc. *	2,992	217,369
Fidelity National Information Services, Inc.	498	28,087
First Solar, Inc. *	122	7,699
Fiserv, Inc. *	433	26,703
FLIR Systems, Inc.	249	8,287
Google, Inc., Class A *	491	284,558
Google, Inc., Class C *	491	280,656
Harris Corp.	189	12,903
Hewlett-Packard Co.	3,250	115,733
Intel Corp.	8,655	293,318
International Business Machines Corp.	1,654	317,022
Intuit, Inc.	491	40,247
Jabil Circuit, Inc.	325	6,487
Juniper Networks, Inc. *	824	19,397
KLA-Tencor Corp.	292	20,875
Lam Research Corp.	281	19,670
Linear Technology Corp.	433	19,110
MasterCard, Inc., Class A	1,747	129,540
Microchip Technology, Inc.	348	15,667
Micron Technology, Inc. *	1,852	56,579
Microsoft Corp.	13,071	564,145
Motorola Solutions, Inc.	397	25,281
NetApp, Inc.	582	22,605
NVIDIA Corp.	975	17,063
Oracle Corp.	5,958	240,644
Paychex, Inc.	557	22,843
Qualcomm, Inc.	2,929	215,867
Red Hat, Inc. *	325	18,889
Salesforce.com, Inc. *	975	52,894
SanDisk Corp.	392	35,950
Seagate Technology PLC	564	33,050
Symantec Corp.	1,198	28,345
TE Connectivity, Ltd.	708	43,818
Teradata Corp. *	279	11,763
Texas Instruments, Inc.	1,876	86,765
Total System Services, Inc.	293	9,376
VeriSign, Inc. *	216	11,675
Visa, Inc., Class A	866	182,735
Western Digital Corp.	359	35,839
Western Union Co.	929	16,230
Xerox Corp.	1,899	25,181

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Information Technology, continued
Xilinx, Inc.	472	19,413
Yahoo!, Inc. *	1,625	58,191
		5,771,495

Materials 3.5%
Air Products & Chemicals, Inc.	371	48,953
Airgas, Inc.	118	12,617
Alcoa, Inc.	2,058	33,731
Allegheny Technologies, Inc.	189	7,116
Ball Corp.	247	15,131
Bemis Co., Inc.	180	7,022
CF Industries Holdings, Inc.	89	22,280
E.I. Du Pont de Nemours & Co.	1,596	102,639
Eastman Chemical Co.	261	20,562
Ecolab, Inc.	469	50,901
FMC Corp.	234	15,261
Freeport-McMoRan Copper & Gold, Inc., Class B	1,805	67,182
International Flavors & Fragrances, Inc.	143	14,442
International Paper Co.	758	36,005
LyondellBasell Industries NV, Class A	723	76,819
Martin Marietta Materials, Inc.	108	13,417
MeadWestvaco Corp.	291	12,164
Monsanto Co.	911	103,025
Newmont Mining Corp.	876	21,821
Nucor Corp.	560	28,123
Owens-Illinois, Inc. *	290	9,045
PPG Industries, Inc.	239	47,408
Praxair, Inc.	509	65,223
Sealed Air Corp.	344	11,049
Sherwin-Williams Co.	149	30,728
Sigma-Aldrich Corp.	210	21,088
The Dow Chemical Co.	2,093	106,889
The Mosaic Co.	562	25,914
Vulcan Materials Co.	228	14,393
		1,040,948

Technology 0.4%
American Tower Corp. (REIT)	685	64,657
McGraw-Hill Cos., Inc.	476	38,185
		102,842

Telecommunication Services 2.5%
AT&T, Inc.	9,025	321,200
CenturyLink, Inc.	995	39,044
Frontier Communications Corp.	1,760	11,528
Verizon Communications, Inc.	7,200	363,023
Windstream Holdings, Inc.	1,049	12,022
		746,817

Utilities 3.2%
AES Corp.	1,155	16,875
AGL Resources, Inc.	209	10,793
Ameren Corp.	426	16,380
American Electric Power Co., Inc.	845	43,932
CenterPoint Energy, Inc.	754	18,337
CMS Energy Corp.	468	13,539
Consolidated Edison, Inc.	505	28,325
Dominion Resources, Inc.	1,010	68,317
DTE Energy Co.	325	23,992
Duke Energy Corp.	1,226	88,430
Edison International	563	30,852
Entergy Corp.	325	23,670
Equities Corp.	265	24,862
Exelon Corp.	1,502	46,682

See Notes to Schedules of Investments.

Horizons S&P 500® Covered Call ETF	July 31, 2014
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Utilities, continued
FirstEnergy Corp.	736	22,971
Integrys Energy Group, Inc.	139	9,113
NextEra Energy, Inc.	758	71,169
NiSource, Inc.	551	20,762
Northeast Utilities	554	24,321
NRG Energy, Inc.	568	17,585
ONEOK, Inc.	362	23,323
Pepco Holdings, Inc.	439	11,787
PG&E Corp.	808	36,093
Pinnacle West Capital Corp.	192	10,270
PPL Corp.	1,092	36,025
Public Service Enterprise Group, Inc.	875	30,774
SCANA Corp.	247	12,567
Sempra Energy	399	39,784
Southern Co.	1,552	67,186
TECO Energy, Inc.	359	6,268
Wisconsin Energy Corp.	398	17,345
Xcel Energy, Inc.	876	26,981
		939,310

TOTAL COMMON STOCKS (Cost $26,386,748)		29,812,796

TOTAL INVESTMENTS (Cost $26,386,748) — 100.3%		29,812,796
Other Net Assets (Liabilities):
Written Call Options (0.4)%		(135,142)
Other Net Assets 0.1%		41,059
Total Other Net Assets (Liabilities) (0.3)%		(94,083)
NET ASSETS 100.0%		29,718,713

*	Non-income producing security

ADR American Depositary Receipt
REIT Real Estate Investment Trust

The Horizons S&P 500 Covered Call ETF was invested in the following sectors as of July 31, 2014:

	Value ($)	% of Net Assets
Information Technology	5,771,495	19.4%
Financials	4,674,520	15.7%
Health Care	4,021,520	13.5%
Consumer Discretionary	3,516,829	11.8%
Energy	3,121,848	10.5%
Industrials	3,116,275	10.5%
Consumer Staples	2,760,392	9.3%
Materials	1,040,948	3.5%
Utilities	939,310	3.2%
Telecommunication Services	746,817	2.5%
Technology	102,842	0.4%
Written Call Options	(135,142)	(0.4)%
Other Net Assets	41,059	0.1%
Total	29,718,713	100.0%

See Notes to Schedules of Investments.

Horizons S&P 500 Covered Call ETF	July 31, 2014
SCHEDULE OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options (0.4)%
(6)	3M Co., Strike @ 145.00 Exp 8/18/14	(210)
(15)	Abbott Laboratories, Strike @ 43.00 Exp 8/18/14	(420)
(18)	AbbVie, Inc., Strike @ 55.00 Exp 8/18/14	(405)
(6)	Accenture PLC, Strike @ 80.00 Exp 8/18/14	(435)
(5)	ACE, Ltd., Strike @ 105.00 Exp 8/18/14	(50)
(4)	Actavis, Inc. PLC, Strike @ 230.00 Exp 8/18/14	(989)
(7)	Adobe Systems, Inc., Strike @ 75.00 Exp 8/18/14	(56)
(3)	Aetna, Inc., Strike @ 85.00 Exp 8/18/14	(14)
(4)	Agilent Technologies, Inc., Strike @ 57.50 Exp 8/18/14	(382)
(1)	AGL Resources, Inc., Strike @ 55.00 Exp 8/18/14	(15)
(3)	Air Products & Chemicals, Inc., Strike @ 135.00 Exp 8/18/14	(300)
(1)	Airgas, Inc., Strike @ 110.00 Exp 8/18/14	(45)
(2)	Akamai Technologies, Inc., Strike @ 62.50 Exp 8/18/14	(61)
(16)	Alcoa, Inc., Strike @ 17.00 Exp 8/18/14	(232)
(2)	Alexion Pharmaceuticals, Inc., Strike @ 165.00 Exp 8/18/14	(440)
(1)	Allegion PLC, Strike @ 55.00 Exp 8/18/14	(28)
(5)	Allergan, Inc., Strike @ 175.00 Exp 8/18/14	(413)
(7)	Allstate Corp., Strike @ 60.00 Exp 8/18/14	(130)
(34)	Altria Group, Inc., Strike @ 43.00 Exp 8/18/14	(153)
(60)	Amazon.com, Inc. MINI, Strike @ 380.00 Exp 8/18/14	(33)
(2)	Ameren Corp., Strike @ 40.00 Exp 8/18/14	(35)
(11)	American Express Co., Strike @ 95.00 Exp 8/18/14	(61)
(13)	American International Group, Inc., Strike @ 55.00 Exp 8/18/14	(189)
(4)	American Tower Corp. (REIT), Strike @ 92.50 Exp 8/18/14	(1,009)
(3)	Ameriprise Financial, Inc., Strike @ 125.00 Exp 8/18/14	(150)
(3)	AmerisourceBergen Corp., Strike @ 75.00 Exp 8/18/14	(742)
(9)	Amgen, Inc., Strike @ 120.00 Exp 8/18/14	(7,019)
(1)	Amphenol Corp., Class A, Strike @ 95.00 Exp 8/18/14	(195)
(8)	Anadarko Petroleum Corp., Strike @ 115.00 Exp 8/18/14	(424)
(5)	AON PLC, Strike @ 92.50 Exp 8/18/14	(63)
(4)	Apache Corp., Strike @ 100.00 Exp 8/18/14	(1,449)
(2)	Apartment Investment & Management Co. (REIT), Class A, Strike @ 35.00 Exp 8/18/14	(35)
(104)	Apple, Inc., Strike @ 99.29 Exp 8/18/14	(5,095)
(17)	Applied Materials, Inc., Strike @ 24.00 Exp 8/18/14	(187)
(8)	Archer-Daniels-Midland Co., Strike @ 49.00 Exp 8/18/14	(140)
(1)	Assurant, Inc., Strike @ 67.50 Exp 8/18/14	(20)
(90)	AT&T, Inc., Strike @ 37.00 Exp 8/18/14	(584)
(3)	Autodesk, Inc., Strike @ 60.00 Exp 8/18/14	(74)
(7)	Automatic Data Processing, Inc., Strike @ 82.50 Exp 8/18/14	(245)
(1)	AutoNation, Inc., Strike @ 57.50 Exp 8/18/14	(13)
(2)	Avago Technologies, Ltd., Strike @ 75.00 Exp 8/18/14	(40)
(2)	AvalonBay Communities, Inc. (REIT), Strike @ 150.00 Exp 8/18/14	(175)
(1)	Avery Dennison Corp., Strike @ 55.00 Exp 8/18/14	(5)
(5)	Baker Hughes, Inc., Strike @ 75.00 Exp 8/18/14	(45)
(2)	Ball Corp., Strike @ 65.00 Exp 8/18/14	(15)
(15)	Bank of New York Mellon Corp., Strike @ 39.00 Exp 8/18/14	(914)
(7)	Baxter International, Inc., Strike @ 77.50 Exp 8/18/14	(154)
(7)	BB&T Corp., Strike @ 39.00 Exp 8/18/14	(35)
(3)	Becton Dickinson & Co., Strike @ 120.00 Exp 8/18/14	(135)
(3)	Bed Bath & Beyond, Inc., Strike @ 62.50 Exp 8/18/14	(431)
(28)	Berkshire Hathaway, Inc., Class B, Strike @ 130.00 Exp 8/18/14	(1,203)
(3)	Best Buy Co., Inc., Strike @ 31.00 Exp 8/18/14	(123)
(4)	Biogen Idec, Inc., Strike @ 320.00 Exp 8/18/14	(6,979)
(2)	BlackRock, Inc., Class A, Strike @ 330.00 Exp 8/18/14	(55)
(4)	BorgWarner, Inc., Strike @ 67.50 Exp 8/18/14	(70)
(2)	Boston Properties, Inc. (REIT), Strike @ 125.00 Exp 8/18/14	(30)
(17)	Boston Scientific Corp., Strike @ 13.00 Exp 8/18/14	(289)
(22)	Bristol-Myers Squibb Co., Strike @ 50.00 Exp 8/18/14	(2,463)
(8)	Broadcom Corp., Class A, Strike @ 40.00 Exp 8/18/14	(204)
(2)	C.H. Robinson Worldwide, Inc., Strike @ 67.50 Exp 8/18/14	(265)
(1)	C.R. Bard, Inc., Strike @ 150.00 Exp 8/18/14	(270)
(4)	CA, Inc., Strike @ 29.00 Exp 8/18/14	(140)
(2)	Cablevision Systems Corp., Class A, Strike @ 19.00 Exp 8/18/14	(120)
(6)	Cabot Oil & Gas Corp., Strike @ 35.00 Exp 8/18/14	(105)
(2)	Cameron International Corp., Strike @ 70.00 Exp 8/18/14	(355)

See Notes to Schedules of Investments.

Horizons S&P 500 Covered Call ETF	July 31, 2014
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(3)	Campbell Soup Co., Strike @ 46.00 Exp 8/18/14	(30)
(9)	Capital One Financial Corp., Strike @ 85.00 Exp 8/18/14	(77)
(4)	Cardinal Health, Inc., Strike @ 72.50 Exp 8/18/14	(470)
(3)	Carefusion Corp., Strike @ 47.00 Exp 8/18/14	(90)
(2)	CarMax, Inc., Strike @ 52.50 Exp 8/18/14	(15)
(5)	Carnival Corp., Strike @ 37.00 Exp 8/18/14	(150)
(5)	Caterpillar, Inc., Strike @ 110.00 Exp 8/18/14	(85)
(9)	CBS Corp., Class B, Strike @ 65.00 Exp 8/18/14	(113)
(9)	Celgene Corp., Strike @ 87.50 Exp 8/18/14	(1,579)
(9)	CenturyLink, Inc., Strike @ 38.00 Exp 8/18/14	(1,574)
(3)	Cerner Corp., Strike @ 55.00 Exp 8/18/14	(375)
(7)	Chesapeake Energy Corp., Strike @ 28.00 Exp 8/18/14	(165)
(30)	Chevron Corp., Strike @ 135.00 Exp 8/18/14	(884)
(3)	CIGNA Corp., Strike @ 97.50 Exp 8/18/14	(33)
(1)	Cimarex Energy Co., Strike @ 150.00 Exp 8/18/14	(103)
(1)	Cintas Corp., Strike @ 65.00 Exp 8/18/14	(15)
(82)	Cisco Systems, Inc., Strike @ 27.00 Exp 8/18/14	(1,188)
(32)	Citigroup, Inc., Strike @ 50.00 Exp 8/18/14	(1,263)
(2)	Citrix Systems, Inc., Strike @ 67.50 Exp 8/18/14	(270)
(1)	Clorox Co., Strike @ 92.50 Exp 8/18/14	(18)
(3)	CME Group, Inc., Strike @ 72.50 Exp 8/18/14	(674)
(4)	Coach, Inc., Strike @ 36.00 Exp 8/18/14	(280)
(60)	Coca-Cola Co., Strike @ 43.00 Exp 8/18/14	(150)
(3)	Coca-Cola Enterprises, Inc., Strike @ 50.00 Exp 8/18/14	(23)
(6)	Cognizant Technology Solutions Corp., Strike @ 50.00 Exp 8/18/14	(599)
(10)	Colgate-Palmolive Co., Strike @ 70.00 Exp 8/18/14	(45)
(26)	Comcast Corp., Class A, Strike @ 55.00 Exp 8/18/14	(831)
(2)	Comerica, Inc., Strike @ 50.00 Exp 8/18/14	(187)
(2)	Computer Sciences Corp., Strike @ 65.00 Exp 8/18/14	(235)
(5)	ConAgra Foods, Inc., Strike @ 31.00 Exp 8/18/14	(63)
(21)	ConocoPhillips, Strike @ 87.50 Exp 8/18/14	(305)
(3)	CONSOL Energy, Inc., Strike @ 43.00 Exp 8/18/14	(14)
(3)	Consolidated Edison, Inc., Strike @ 57.50 Exp 8/18/14	(98)
(1)	Constellation Brands, Inc., Strike @ 87.50 Exp 8/18/14	(15)
(13)	Corning, Inc., Strike @ 22.00 Exp 8/18/14	(33)
(7)	Costco Wholesale Corp., Strike @ 120.00 Exp 8/18/14	(308)
(5)	Covidien PLC, ADR, Strike @ 90.00 Exp 8/18/14	(113)
(5)	Crown Castle International Corp. (REIT), Strike @ 77.50 Exp 8/18/14	(88)
(2)	Cummins, Inc., Strike @ 155.00 Exp 8/18/14	(15)
(11)	CVS Caremark Corp., Strike @ 77.50 Exp 8/18/14	(808)
(3)	D.R. Horton, Inc., Strike @ 25.00 Exp 8/18/14	(9)
(6)	Danaher Corp., Strike @ 75.00 Exp 8/18/14	(405)
(1)	Darden Restaurants, Inc., Strike @ 45.00 Exp 8/18/14	(193)
(2)	DaVita Healthcare Partners, Inc., Strike @ 75.00 Exp 8/18/14	(30)
(5)	Deere & Co., Strike @ 90.00 Exp 8/18/14	(105)
(3)	Delphi Automotive PLC, Strike @ 70.00 Exp 8/18/14	(60)
(11)	Delta Air Lines, Inc., Strike @ 39.00 Exp 8/18/14	(539)
(4)	Denbury Resources, Inc., Strike @ 18.00 Exp 8/18/14	(30)
(6)	Devon Energy Corp., Strike @ 80.00 Exp 8/18/14	(252)
(1)	Diamond Offshore Drilling, Inc., Strike @ 50.00 Exp 8/18/14	(11)
(5)	DIRECTV, Strike @ 87.50 Exp 8/18/14	(100)
(6)	Discover Financial Services, Inc., Class A, Strike @ 65.00 Exp 8/18/14	(60)
(3)	Discovery Communications, Inc., Class A, Strike @ 90.00 Exp 8/18/14	(98)
(5)	Dollar General Corp., Strike @ 57.50 Exp 8/18/14	(350)
(2)	Dollar Tree, Inc., Strike @ 55.00 Exp 8/18/14	(210)
(5)	Dominion Resources, Inc., Strike @ 70.00 Exp 8/18/14	(100)
(2)	Dover Corp., Strike @ 90.00 Exp 8/18/14	(45)
(2)	Dr. Pepper Snapple Group, Inc., Strike @ 60.00 Exp 8/18/14	(65)
(12)	Duke Energy Corp., Strike @ 75.00 Exp 8/18/14	(120)
(3)	E*Trade Financial Corp., Strike @ 22.00 Exp 8/18/14	(95)
(15)	E.I. DU Pont de Nemours & Co., Strike @ 67.50 Exp 8/18/14	(120)
(15)	eBay, Inc., Strike @ 52.50 Exp 8/18/14	(1,612)
(4)	Ecolab, Inc., Strike @ 115.00 Exp 8/18/14	(50)
(4)	Edison International, Strike @ 57.50 Exp 8/18/14	(40)
(1)	Edwards Lifesciences Corp., Strike @ 90.00 Exp 8/18/14	(205)

See Notes to Schedules of Investments.

Horizons S&P 500 Covered Call ETF	July 31, 2014
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(4)	Electronic Arts, Inc., Strike @ 40.00 Exp 8/18/14	(10)
(6)	Eli Lilly & Co., Strike @ 62.50 Exp 8/18/14	(162)
(35)	EMC Corp., Strike @ 28.00 Exp 8/18/14	(5,284)
(6)	Emerson Electric Co., Strike @ 67.50 Exp 8/18/14	(60)
(2)	Entergy Corp., Strike @ 77.50 Exp 8/18/14	(35)
(7)	EOG Resources, Inc., Strike @ 120.00 Exp 8/18/14	(308)
(2)	Equifax, Inc., Strike @ 75.00 Exp 8/18/14	(545)
(2)	Equities Corp., Strike @ 105.00 Exp 8/18/14	(30)
(3)	Equity Residential (REIT), Strike @ 65.00 Exp 8/18/14	(158)
(1)	Essex Property Trust, Inc. (REIT), Strike @ 195.00 Exp 8/18/14	(265)
(3)	Estee Lauder Cos., Class A, Strike @ 77.50 Exp 8/18/14	(135)
(1)	Expedia, Inc., Strike @ 85.00 Exp 8/18/14	(278)
(3)	Expeditors International of Washington, Inc., Strike @ 46.00 Exp 8/18/14	(75)
(9)	Express Scripts Holding, Inc., Strike @ 67.50 Exp 8/18/14	(2,249)
(74)	Exxon Mobil Corp., Strike @ 105.00 Exp 8/18/14	(739)
(1)	F5 Networks, Inc., Strike @ 115.00 Exp 8/18/14	(156)
(27)	Facebook, Inc., Strike @ 72.50 Exp 8/18/14	(5,480)
(1)	Family Dollar Stores, Inc., Strike @ 62.50 Exp 8/18/14	(1,274)
(4)	Fastenal Co., Strike @ 46.00 Exp 8/18/14	(80)
(3)	FedEx Corp., Strike @ 155.00 Exp 8/18/14	(71)
(14)	Fifth Third BanCorp, Strike @ 21.00 Exp 8/18/14	(189)
(1)	First Solar, Inc., Strike @ 67.50 Exp 8/18/14	(149)
(4)	FirstEnergy Corp., Strike @ 32.00 Exp 8/18/14	(70)
(4)	Fiserv, Inc., Strike @ 65.00 Exp 8/18/14	(30)
(2)	FLIR Systems, Inc., Strike @ 35.00 Exp 8/18/14	(25)
(2)	Flowserve Corp., Strike @ 75.00 Exp 8/18/14	(185)
(2)	Fluor Corp., Strike @ 80.00 Exp 8/18/14	(20)
(2)	FMC Corp., Strike @ 70.00 Exp 8/18/14	(25)
(3)	FMC Technologies, Inc., Strike @ 62.50 Exp 8/18/14	(143)
(45)	Ford Motor Co., Strike @ 18.00 Exp 8/18/14	(203)
(6)	Franklin Resources, Inc., Strike @ 60.00 Exp 8/18/14	(45)
(18)	Freeport-McMoRan Copper & Gold, Inc., Class B, Strike @ 40.00 Exp 8/18/14	(126)
(1)	Gamestop Corp., Strike @ 44.00 Exp 8/18/14	(63)
(3)	Gannett Co., Inc., Strike @ 33.00 Exp 8/18/14	(173)
(3)	Gap, Inc., Strike @ 41.00 Exp 8/18/14	(152)
(2)	Garmin, Ltd., Strike @ 60.00 Exp 8/18/14	(30)
(4)	General Dynamics Corp., Strike @ 120.00 Exp 8/18/14	(210)
(4)	General Growth Properties, Inc. (REIT), Strike @ 24.00 Exp 8/18/14	(40)
(9)	General Mills, Inc., Strike @ 55.00 Exp 8/18/14	(50)
(21)	General Motors Co., Strike @ 39.00 Exp 8/18/14	(53)
(2)	Genuine Parts Co., Strike @ 90.00 Exp 8/18/14	(25)
(24)	Gilead Sciences, Inc., Strike @ 92.50 Exp 8/18/14	(3,959)
(6)	Goldman Sachs Group, Inc., Strike @ 175.00 Exp 8/18/14	(965)
(4)	Google, Inc., Strike @ 620.00 Exp 8/18/14	(120)
(4)	Google, Inc., Class A, Strike @ 630.00 Exp 8/18/14	(120)
(3)	H&R Block, Inc., Strike @ 33.00 Exp 8/18/14	(90)
(10)	Halliburton Co., Strike @ 72.50 Exp 8/18/14	(260)
(3)	Harley-Davidson, Inc., Strike @ 70.00 Exp 8/18/14	(20)
(1)	Harman International Industries, Inc., Strike @ 120.00 Exp 8/18/14	(110)
(1)	Harris Corp., Strike @ 75.00 Exp 8/18/14	(13)
(7)	Hartford Financial Services Group, Inc., Strike @ 37.00 Exp 8/18/14	(25)
(6)	HCP, Inc., Strike @ 42.50 Exp 8/18/14	(120)
(5)	Health Care REIT, Inc., Strike @ 65.00 Exp 8/18/14	(63)
(1)	Helmerich & Payne, Inc., Strike @ 120.00 Exp 8/18/14	(15)
(3)	Hess Corp., Strike @ 100.00 Exp 8/18/14	(345)
(30)	Hewlett-Packard Co., Strike @ 36.00 Exp 8/18/14	(1,394)
(9)	Honeywell International, Inc., Strike @ 97.50 Exp 8/18/14	(59)
(2)	Hormel Foods Corp., Strike @ 50.00 Exp 8/18/14	(20)
(1)	Hospira, Inc., Strike @ 50.00 Exp 8/18/14	(609)
(6)	Host Hotels & Resorts, Inc., Strike @ 23.00 Exp 8/18/14	(15)
(2)	Humana, Inc., Strike @ 135.00 Exp 8/18/14	(20)
(6)	Illinois Tool Works, Inc., Strike @ 87.50 Exp 8/18/14	(45)
(46)	Intel Corp., Strike @ 34.00 Exp 8/18/14	(1,724)
(1)	IntercontinentalExchange Group, Inc., Strike @ 200.00 Exp 8/18/14	(173)
(15)	International Business Machines Corp., Strike @ 195.00 Exp 8/18/14	(1,282)

See Notes to Schedules of Investments.

Horizons S&P 500 Covered Call ETF	July 31, 2014
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(1)	International Flavors & Fragrances, Inc., Strike @ 105.00 Exp 8/18/14	(58)
(4)	International Paper Co., Strike @ 50.00 Exp 8/18/14	(52)
(3)	Intuit, Inc., Strike @ 82.50 Exp 8/18/14	(323)
(7)	Invesco, Ltd., Strike @ 39.00 Exp 8/18/14	(158)
(1)	Iron Mountain, Inc., Strike @ 35.00 Exp 8/18/14	(18)
(2)	Jabil Circuit, Inc., Strike @ 21.00 Exp 8/18/14	(5)
(45)	Johnson & Johnson, Strike @ 105.00 Exp 8/18/14	(338)
(8)	Johnson Controls, Inc., Strike @ 50.00 Exp 8/18/14	(80)
(1)	Joy Global, Inc., Strike @ 67.50 Exp 8/18/14	(13)
(60)	JPMorgan Chase & Co., Strike @ 60.00 Exp 8/18/14	(719)
(6)	Juniper Networks, Inc., Strike @ 25.00 Exp 8/18/14	(48)
(1)	Kansas City Southern Industries, Inc., Strike @ 115.00 Exp 8/18/14	(25)
(2)	Keurig Green Mountain, Inc., Strike @ 130.00 Exp 8/18/14	(515)
(10)	KeyCorp, Strike @ 14.00 Exp 8/18/14	(75)
(7)	Kinder Morgan, Inc., Strike @ 37.50 Exp 8/18/14	(112)
(1)	KLA-Tencor Corp., Strike @ 75.00 Exp 8/18/14	(15)
(2)	Kohl's Corp., Strike @ 52.50 Exp 8/18/14	(415)
(5)	Kroger Co., Strike @ 50.00 Exp 8/18/14	(150)
(3)	L Brands, Inc., Strike @ 59.00 Exp 8/18/14	(195)
(1)	Laboratory Corp. of America Holdings, Strike @ 110.00 Exp 8/18/14	(23)
(2)	Lam Research Corp., Strike @ 75.00 Exp 8/18/14	(45)
(2)	Lennar Corp., Strike @ 41.00 Exp 8/18/14	(18)
(2)	Lincoln National Corp., Strike @ 52.50 Exp 8/18/14	(200)
(3)	Lockheed Martin Corp., Strike @ 165.00 Exp 8/18/14	(1,094)
(4)	Loews Corp., Strike @ 45.00 Exp 8/18/14	(30)
(5)	Lorillard, Inc., Strike @ 62.50 Exp 8/18/14	(75)
(4)	Lowe's Cos., Inc., Strike @ 49.00 Exp 8/18/14	(114)
(13)	Lowe's Cos., Inc., Strike @ 48.00 Exp 8/18/14	(857)
(3)	LyondellBasell Industries NV, Class A, Strike @ 100.00 Exp 8/18/14	(1,919)
(2)	M&T Bank Corp., Strike @ 125.00 Exp 8/18/14	(55)
(3)	Macy's, Inc., Strike @ 57.50 Exp 8/18/14	(477)
(10)	Marathon Oil Corp., Strike @ 41.00 Exp 8/18/14	(195)
(4)	Marathon Petroleum Corp., Strike @ 80.00 Exp 8/18/14	(1,659)
(2)	Marriott International, Inc., Class A, Strike @ 65.00 Exp 8/18/14	(170)
(1)	Martin Marietta Materials, Inc., Strike @ 135.00 Exp 8/18/14	(20)
(5)	Masco Corp., Strike @ 22.00 Exp 8/18/14	(63)
(16)	MasterCard, Inc., Class A, Strike @ 80.00 Exp 8/18/14	(184)
(1)	McCormick & Co., Inc., Strike @ 70.00 Exp 8/18/14	(15)
(12)	McDonald's Corp., Strike @ 100.00 Exp 8/18/14	(78)
(4)	McGraw-Hill Cos., Inc., Strike @ 85.00 Exp 8/18/14	(110)
(3)	McKesson Corp., Strike @ 195.00 Exp 8/18/14	(518)
(2)	Mead Johnson Nutrition Co., Strike @ 95.00 Exp 8/18/14	(209)
(2)	MeadWestvaco Corp., Strike @ 45.00 Exp 8/18/14	(25)
(9)	Medtronic, Inc., Strike @ 62.50 Exp 8/18/14	(482)
(50)	Merck & Co., Inc., Strike @ 60.00 Exp 8/18/14	(300)
(19)	MetLife, Inc., Strike @ 57.50 Exp 8/18/14	(57)
(2)	Michael Kors Holdings, Ltd., Strike @ 90.00 Exp 8/18/14	(220)
(3)	Microchip Technology, Inc., Strike @ 50.00 Exp 8/18/14	(30)
(14)	Micron Technology, Inc., Strike @ 35.00 Exp 8/18/14	(189)
(102)	Microsoft Corp., Strike @ 46.00 Exp 8/18/14	(866)
(1)	Mohawk Industries, Inc., Strike @ 135.00 Exp 8/18/14	(95)
(2)	Molson Coors Brewing Co., Strike @ 75.00 Exp 8/18/14	(30)
(18)	Mondelez International, Inc., Strike @ 39.00 Exp 8/18/14	(72)
(4)	Monsanto Co., Strike @ 120.00 Exp 8/18/14	(94)
(2)	Monster Beverage Corp., Strike @ 70.00 Exp 8/18/14	(105)
(2)	Moody's Corp., Strike @ 92.50 Exp 8/18/14	(27)
(15)	Morgan Stanley, Strike @ 33.00 Exp 8/18/14	(488)
(3)	Motorola Solutions, Inc., Strike @ 67.50 Exp 8/18/14	(68)
(4)	Mylan Laboratories, Inc., Strike @ 52.50 Exp 8/18/14	(146)
(4)	Nabors Industries, Ltd., Strike @ 30.00 Exp 8/18/14	(34)
(5)	National-Oilwell Varco, Inc., Strike @ 87.50 Exp 8/18/14	(35)
(5)	NetApp, Inc., Strike @ 39.00 Exp 8/18/14	(503)
(1)	Netflix.com, Inc., Strike @ 485.00 Exp 8/18/14	(9)
(3)	Newell Rubbermaid, Inc., Strike @ 32.00 Exp 8/18/14	(240)
(6)	Newmont Mining Corp., Strike @ 26.00 Exp 8/18/14	(114)

See Notes to Schedules of Investments.

Horizons S&P 500 Covered Call ETF	July 31, 2014
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(5)	NextEra Energy, Inc., Strike @ 100.00 Exp 8/18/14	(63)
(5)	Nielsen Holdings NV, Strike @ 50.00 Exp 8/18/14	(63)
(6)	Nike, Inc., Class B, Strike @ 77.50 Exp 8/18/14	(587)
(5)	NiSource, Inc., Strike @ 40.00 Exp 8/18/14	(88)
(4)	Noble Corp. PLC, Strike @ 34.00 Exp 8/18/14	(32)
(2)	Nordstrom, Inc., Strike @ 70.00 Exp 8/18/14	(252)
(2)	Norfolk Southern Corp., Strike @ 105.00 Exp 8/18/14	(70)
(2)	Northern Trust Corp., Strike @ 65.00 Exp 8/18/14	(465)
(2)	Northrop Grumman Corp., Strike @ 125.00 Exp 8/18/14	(230)
(4)	NRG Energy, Inc., Strike @ 33.00 Exp 8/18/14	(60)
(3)	Nucor Corp., Strike @ 50.00 Exp 8/18/14	(282)
(9)	NVIDIA Corp., Strike @ 20.00 Exp 8/18/14	(95)
(13)	Occidental Petroleum Corp., Strike @ 105.00 Exp 8/18/14	(241)
(4)	Omnicom Group, Inc., Strike @ 75.00 Exp 8/18/14	(50)
(3)	ONEOK, Inc., Strike @ 67.50 Exp 8/18/14	(75)
(59)	Oracle Corp., Strike @ 41.00 Exp 8/18/14	(1,740)
(1)	O'Reilly Automotive, Inc., Strike @ 160.00 Exp 8/18/14	(15)
(4)	PACCAR, Inc., Strike @ 67.50 Exp 8/18/14	(30)
(2)	Parker Hannifin Corp., Strike @ 125.00 Exp 8/18/14	(35)
(1)	Patterson Cos., Inc., Strike @ 40.00 Exp 8/18/14	(35)
(3)	Paychex, Inc., Strike @ 42.00 Exp 8/18/14	(45)
(3)	Peabody Energy Corp., Strike @ 16.00 Exp 8/18/14	(30)
(3)	Pentair PLC, Strike @ 75.00 Exp 8/18/14	(38)
(26)	PepsiCo, Inc., Strike @ 92.50 Exp 8/18/14	(182)
(2)	PerkinElmer, Inc., Strike @ 50.00 Exp 8/18/14	(30)
(2)	Perrigo Co. PLC, Strike @ 165.00 Exp 8/18/14	(245)
(1)	PetSmart, Inc., Strike @ 72.50 Exp 8/18/14	(13)
(84)	Pfizer, Inc., Strike @ 31.00 Exp 8/18/14	(210)
(7)	PG&E Corp., Strike @ 48.00 Exp 8/18/14	(35)
(25)	Philip Morris International, Strike @ 87.50 Exp 8/18/14	(138)
(7)	Phillips 66, Strike @ 82.50 Exp 8/18/14	(577)
(2)	Pioneer Natural Resources Co., Strike @ 235.00 Exp 8/18/14	(445)
(6)	PNC Financial Services Group, Strike @ 85.00 Exp 8/18/14	(183)
(1)	Polo Ralph Lauren Corp., Strike @ 165.00 Exp 8/18/14	(155)
(1)	PPG Industries, Inc., Strike @ 210.00 Exp 8/18/14	(28)
(7)	PPL Corp., Strike @ 34.00 Exp 8/18/14	(70)
(4)	Praxair, Inc., Strike @ 135.00 Exp 8/18/14	(50)
(1)	Precision Castparts Corp., Strike @ 260.00 Exp 8/18/14	(10)
(45)	Procter & Gamble Co., Strike @ 82.50 Exp 8/18/14	(158)
(5)	Prologis, Inc. (REIT), Strike @ 42.00 Exp 8/18/14	(88)
(6)	Prudential Financial, Inc., Strike @ 92.50 Exp 8/18/14	(207)
(2)	Public Storage (REIT), Strike @ 175.00 Exp 8/18/14	(185)
(4)	Pulte Group, Inc., Strike @ 20.00 Exp 8/18/14	(14)
(1)	PVH Corp., Strike @ 115.00 Exp 8/18/14	(50)
(2)	QEP Resources, Inc., Strike @ 35.00 Exp 8/18/14	(35)
(18)	Qualcomm, Inc., Strike @ 80.00 Exp 8/18/14	(90)
(3)	Quanta Services, Inc., Strike @ 36.00 Exp 8/18/14	(23)
(2)	Quest Diagnostics, Inc., Strike @ 65.00 Exp 8/18/14	(20)
(2)	Range Resources Corp., Strike @ 82.50 Exp 8/18/14	(35)
(5)	Raytheon Co., Strike @ 97.50 Exp 8/18/14	(33)
(2)	Red Hat, Inc., Strike @ 55.00 Exp 8/18/14	(629)
(1)	Regeneron Pharmaceuticals, Inc., Strike @ 320.00 Exp 8/18/14	(894)
(4)	Republic Services, Inc., Class A, Strike @ 38.00 Exp 8/18/14	(130)
(4)	Reynolds American, Inc., Strike @ 60.00 Exp 8/18/14	(40)
(2)	Robert Half International, Inc., Strike @ 50.00 Exp 8/18/14	(70)
(2)	Rockwell Automation, Inc., Strike @ 125.00 Exp 8/18/14	(25)
(1)	Roper Industries, Inc., Strike @ 145.00 Exp 8/18/14	(145)
(3)	Ross Stores, Inc., Strike @ 65.00 Exp 8/18/14	(218)
(2)	Rowan Cos. PLC, Strike @ 33.00 Exp 8/18/14	(15)
(1)	Ryder System, Inc., Strike @ 92.50 Exp 8/18/14	(15)
(2)	Safeway, Inc., Strike @ 35.00 Exp 8/18/14	(15)
(6)	Salesforce.com, Inc., Strike @ 55.00 Exp 8/18/14	(713)
(3)	SanDisk Corp., Strike @ 97.50 Exp 8/18/14	(119)
(18)	Schlumberger, Ltd., Strike @ 115.00 Exp 8/18/14	(423)
(1)	Scripps Networks Interactive, Inc., Strike @ 90.00 Exp 8/18/14	(43)

See Notes to Schedules of Investments.

Horizons S&P 500 Covered Call ETF	July 31, 2014
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(5)	Seagate Technology PLC, Strike @ 62.50 Exp 8/18/14	(53)
(3)	Sempra Energy, Strike @ 105.00 Exp 8/18/14	(38)
(1)	Sherwin-Williams Co., Strike @ 220.00 Exp 8/18/14	(15)
(2)	Sigma-Aldrich Corp., Strike @ 105.00 Exp 8/18/14	(25)
(5)	Simon Property Group, Inc. (REIT), Strike @ 175.00 Exp 8/18/14	(88)
(1)	Snap-on, Inc., Strike @ 125.00 Exp 8/18/14	(33)
(9)	Southern Co., Strike @ 45.00 Exp 8/18/14	(81)
(11)	Southwest Airlines Co., Strike @ 29.00 Exp 8/18/14	(358)
(5)	Southwestern Energy Co., Strike @ 43.00 Exp 8/18/14	(130)
(8)	Spectra Energy Corp., Strike @ 43.00 Exp 8/18/14	(60)
(4)	St. Jude Medical, Inc., Strike @ 70.00 Exp 8/18/14	(40)
(2)	Stanley Black & Decker, Inc., Strike @ 87.50 Exp 8/18/14	(255)
(12)	Starbucks Corp., Strike @ 80.00 Exp 8/18/14	(342)
(3)	Starwood Hotels & Resorts Worldwide, Inc., Strike @ 85.00 Exp 8/18/14	(17)
(4)	State Street Corp., Strike @ 70.00 Exp 8/18/14	(520)
(1)	Stericycle, Inc., Strike @ 120.00 Exp 8/18/14	(53)
(5)	Stryker Corp., Strike @ 85.00 Exp 8/18/14	(75)
(8)	SunTrust Banks, Inc., Strike @ 41.00 Exp 8/18/14	(40)
(8)	Symantec Corp., Strike @ 24.00 Exp 8/18/14	(440)
(6)	Sysco Corp., Strike @ 37.00 Exp 8/18/14	(90)
(6)	Target Corp., Strike @ 60.00 Exp 8/18/14	(381)
(5)	TE Connectivity, Ltd., Strike @ 65.00 Exp 8/18/14	(75)
(1)	Tenet Healthcare Corp., Strike @ 50.00 Exp 8/18/14	(425)
(1)	Teradata Corp., Strike @ 42.50 Exp 8/18/14	(125)
(2)	Tesoro Corp., Strike @ 62.50 Exp 8/18/14	(247)
(17)	Texas Instruments, Inc., Strike @ 50.00 Exp 8/18/14	(43)
(4)	Textron, Inc., Strike @ 40.00 Exp 8/18/14	(32)
(2)	The ADT Corp., Strike @ 35.00 Exp 8/18/14	(105)
(8)	The Boeing Co., Strike @ 130.00 Exp 8/18/14	(80)
(13)	The Charles Schwab Corp., Strike @ 28.00 Exp 8/18/14	(617)
(4)	The Chubb Corp., Strike @ 95.00 Exp 8/18/14	(16)
(10)	The Dow Chemical Co., Strike @ 52.50 Exp 8/18/14	(315)
(2)	The Hershey Co., Strike @ 95.00 Exp 8/18/14	(16)
(11)	The Home Depot, Inc., Strike @ 80.00 Exp 8/18/14	(1,759)
(6)	The Interpublic Group of Cos., Inc., Strike @ 21.00 Exp 8/18/14	(90)
(2)	The Macerich Co. (REIT), Strike @ 70.00 Exp 8/18/14	(35)
(5)	The Mosaic Co., Strike @ 50.00 Exp 8/18/14	(28)
(2)	The NASDAQ OMX Group, Inc., Strike @ 42.00 Exp 8/18/14	(165)
(20)	The Walt Disney Co., Strike @ 87.50 Exp 8/18/14	(1,619)
(6)	Thermo Fisher Scientific, Inc., Strike @ 125.00 Exp 8/18/14	(465)
(1)	Tiffany & Co., Strike @ 100.00 Exp 8/18/14	(54)
(3)	Time Warner Cable, Inc., Class A, Strike @ 150.00 Exp 8/18/14	(293)
(15)	Time Warner, Inc., Strike @ 92.50 Exp 8/18/14	(225)
(6)	TJX Cos., Inc., Strike @ 52.50 Exp 8/18/14	(734)
(1)	Torchmark Corp., Strike @ 55.00 Exp 8/18/14	(35)
(2)	Tractor Supply Co., Strike @ 65.00 Exp 8/18/14	(55)
(5)	Transocean, Ltd., Strike @ 45.00 Exp 8/18/14	(30)
(1)	TripAdvisor, Inc., Strike @ 110.00 Exp 8/18/14	(25)
(33)	Twenty-First Century Fox, Inc., Strike @ 35.00 Exp 8/18/14	(248)
(5)	Tyco International, Ltd., Strike @ 46.00 Exp 8/18/14	(40)
(4)	Tyson Foods, Inc., Class A, Strike @ 41.00 Exp 8/18/14	(40)
(31)	U.S. BanCorp, Strike @ 43.00 Exp 8/18/14	(496)
(2)	Under Armour, Inc., Strike @ 62.50 Exp 8/18/14	(939)
(15)	Union Pacific Corp., Strike @ 105.00 Exp 8/18/14	(105)
(9)	United Parcel Service, Inc., Class B, Strike @ 105.00 Exp 8/18/14	(32)
(10)	United Technologies Corp., Strike @ 115.00 Exp 8/18/14	(35)
(17)	UnitedHealth Group, Inc., Strike @ 87.50 Exp 8/18/14	(136)
(3)	Unum Group, Strike @ 35.00 Exp 8/18/14	(68)
(1)	Urban Outfitters, Inc., Strike @ 35.00 Exp 8/18/14	(108)
(6)	Valero Energy Corp., Strike @ 50.00 Exp 8/18/14	(953)
(1)	Varian Medical Systems, Inc., Strike @ 85.00 Exp 8/18/14	(50)
(3)	Ventas, Inc. (REIT), Strike @ 65.00 Exp 8/18/14	(105)
(1)	VeriSign, Inc., Strike @ 50.00 Exp 8/18/14	(425)
(3)	Vertex Pharmaceuticals, Inc., Strike @ 100.00 Exp 8/18/14	(143)
(5)	VF Corp., Strike @ 62.50 Exp 8/18/14	(188)

See Notes to Schedules of Investments.

Horizons S&P 500 Covered Call ETF	July 31, 2014
SCHEDULE OF WRITTEN CALL OPTIONS (Continued)	(Unaudited)

Number of Contracts		Value ($)
Written Call Options, Continued
(5)	Viacom, Inc., Class B, Strike @ 90.00 Exp 8/18/14	(100)
(6)	Visa, Inc., Class A, Strike @ 225.00 Exp 8/18/14	(90)
(3)	Vornado Realty Trust (REIT), Strike @ 110.00 Exp 8/18/14	(30)
(1)	Vulcan Materials Co., Strike @ 65.00 Exp 8/18/14	(120)
(1)	W.W. Grainger, Inc., Strike @ 250.00 Exp 8/18/14	(18)
(11)	Walgreen Co., Strike @ 75.00 Exp 8/18/14	(835)
(19)	Wal-Mart Stores, Inc., Strike @ 77.50 Exp 8/18/14	(86)
(6)	Waste Management, Inc., Strike @ 45.00 Exp 8/18/14	(270)
(1)	Waters Corp., Strike @ 105.00 Exp 8/18/14	(133)
(2)	WellPoint, Inc., Strike @ 115.00 Exp 8/18/14	(94)
(3)	Western Digital Corp., Strike @ 105.00 Exp 8/18/14	(168)
(7)	Western Union Co., Strike @ 18.00 Exp 8/18/14	(210)
(6)	Weyerhaeuser Co. (REIT), Strike @ 33.00 Exp 8/18/14	(60)
(1)	Whirlpool Corp., Strike @ 145.00 Exp 8/18/14	(173)
(6)	Whole Foods Market, Inc., Strike @ 40.00 Exp 8/18/14	(201)
(11)	Williams Cos., Inc., Strike @ 60.00 Exp 8/18/14	(171)
(1)	Wyndham Worldwide Corp., Strike @ 77.50 Exp 8/18/14	(53)
(1)	Wynn Resorts, Ltd., Strike @ 210.00 Exp 8/18/14	(657)
(11)	Xerox Corp., Strike @ 13.00 Exp 8/18/14	(446)
(4)	XL Group PLC, Strike @ 35.00 Exp 8/18/14	(32)
(3)	Xylem, Inc., Strike @ 40.00 Exp 8/18/14	(38)
(16)	Yahoo!, Inc., Strike @ 35.00 Exp 8/18/14	(2,207)
(3)	Yum! Brands, Inc., Strike @ 80.00 Exp 8/18/14	(8)
(2)	Zimmer Holdings, Inc., Strike @ 105.00 Exp 8/18/14	(60)
(3)	Zions Bancorp, Strike @ 30.00 Exp 8/18/14	(48)
(6)	Zoetis, Inc., Strike @ 33.00 Exp 8/18/14	(375)
Total Written Call Options (Premiums Received $226,259)		(135,142)

MINI Mini Options are physically-settled option contracts overlying 10 shares of a security.

See Notes to Schedules of Investments.

Horizons S&P Financial Select Sector Covered Call ETF	July 31, 2014
SCHEDULE OF PORTFOLIO INVESTMENTS	(Unaudited)

Security Description	Shares	Value ($)
COMMON STOCKS 99.9%
Banks 17.9%
BB&T Corp.	1,059	39,204
Comerica, Inc.	269	13,520
Fifth Third BanCorp	1,262	25,846
Huntington Bancshares, Inc.	1,266	12,432
KeyCorp	1,306	17,683
M&T Bank Corp.	200	24,300
PNC Financial Services Group	800	66,048
Regions Financial Corp.	2,047	20,757
SunTrust Banks, Inc.	791	30,098
U.S. BanCorp	2,700	113,481
Wells Fargo & Co.	7,066	359,659
Zions Bancorp	284	8,185
		731,213

Capital Markets 13.6%
Affiliated Managers Group *	81	16,139
Ameriprise Financial, Inc.	279	33,368
Bank of New York Mellon Corp.	1,700	66,368
BlackRock, Inc., Class A	185	56,375
Franklin Resources, Inc.	600	32,490
Goldman Sachs Group, Inc.	617	106,661
Invesco, Ltd.	640	24,083
Legg Mason, Inc.	158	7,497
Morgan Stanley	2,078	67,203
Northern Trust Corp.	328	21,940
State Street Corp.	639	45,011
T. Rowe Price Group, Inc.	390	30,287
The Charles Schwab Corp.	1,738	48,230
		555,652

Consumer Finance 5.8%
American Express Co.	1,335	117,479
Capital One Financial Corp.	848	67,450
Discover Financial Services, Inc., Class A	692	42,254
Navient Corp.	653	11,232
		238,415

Diversified Financial Services 20.9%
Bank of America Corp.	15,503	236,421
Citigroup, Inc.	4,506	220,388
E*Trade Financial Corp. *	442	9,291
IntercontinentalExchange Group, Inc.	170	32,677
JPMorgan Chase & Co.	5,600	322,952
Leucadia National Corp.	477	11,787
Moody's Corp.	275	23,925
		857,441

Insurance 25.5%
ACE, Ltd.	500	50,050
AFLAC, Inc.	674	40,265
Allstate Corp.	644	37,642
American International Group, Inc.	2,128	110,613
AON PLC	440	37,118
Assurant, Inc.	106	6,716
Berkshire Hathaway, Inc., Class B *	2,654	332,892
Cincinnati Financial Corp.	223	10,262
Genworth Financial, Inc., Class A *	750	9,825
Hartford Financial Services Group, Inc.	680	23,229
Lincoln National Corp.	400	20,956
Loews Corp.	452	19,043
Marsh & McLennan Cos., Inc.	816	41,428
MetLife, Inc.	1,671	87,895
Principal Financial Group, Inc.	416	20,667
Progressive Corp.	806	18,893
Prudential Financial, Inc.	686	59,661

Security Description	Shares	Value ($)
COMMON STOCKS , Continued
Insurance, continued
The Chubb Corp.	363	31,476
Torchmark Corp.	201	10,601
Travelers Cos., Inc.	515	46,123
Unum Group	379	13,011
XL Group PLC	400	12,896
		1,041,262

Media 0.8%
McGraw-Hill Cos., Inc.	400	32,088
		32,088

Real Estate Investment Trusts (REITs) 13.8%
American Tower Corp. (REIT)	587	55,407
Apartment Investment & Management Co. (REIT), Class A	224	7,656
AvalonBay Communities, Inc. (REIT)	180	26,654
Boston Properties, Inc. (REIT)	222	26,518
Crown Castle International Corp. (REIT)	500	37,090
Equity Residential (REIT)	500	32,325
Essex Property Trust, Inc. (REIT)	92	17,440
General Growth Properties, Inc. (REIT)	794	18,556
HCP, Inc.	677	28,116
Health Care REIT, Inc.	453	28,824
Host Hotels & Resorts, Inc.	1,119	24,327
Kimco Realty Corp. (REIT)	620	13,876
Plum Creek Timber Co., Inc.	271	11,211
Prologis, Inc. (REIT)	739	30,159
Public Storage (REIT)	210	36,038
Simon Property Group, Inc. (REIT)	461	77,537
The Macerich Co. (REIT)	210	13,652
Ventas, Inc. (REIT)	430	27,305
Vornado Realty Trust (REIT)	253	26,823
Washington Prime Group, Inc. *	100	1,889
Weyerhaeuser Co. (REIT)	773	24,210
		565,613

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	428	13,200
		13,200

Specialized Finance 1.0%
CME Group, Inc.	467	34,530
The NASDAQ OMX Group, Inc.	178	7,510
		42,040

Thrifts & Mortgage Finance 0.3%
Hudson City BanCorp, Inc.	720	7,020
People's United Financial, Inc.	472	6,853
		13,873

TOTAL COMMON STOCKS (Cost $3,870,601)		4,090,797

TOTAL INVESTMENTS (Cost $3,870,601) — 99.9%		4,090,797
Other Net Assets (Liabilities):
Written Call Options (0.3)%		(12,017)
Other Net Assets 0.4%		15,120
Total Other Net Assets (Liabilities) 0.1%		3,103
NET ASSETS 100.0%		4,093,900

*	Non-income producing security

REIT Real Estate Investment Trust

See Notes to Schedules of Investments.

Horizons S&P Financial Select Sector Covered Call ETF	July 31, 2014
SCHEDULE OF PORTFOLIO INVESTMENTS (Continued)	(Unaudited)

The Horizons S&P Financial Select Sector Covered Call ETF was invested in the following industries as of July 31, 2014:

	Value ($)	% of Net Assets
Insurance	1,041,262	25.5%
Diversified Financial Services	857,441	20.9%
Banks	731,213	17.9%
Real Estate Investment Trusts (REITs)	565,613	13.8%
Capital Markets	555,652	13.6%
Consumer Finance	238,415	5.8%
Specialized Finance	42,040	1.0%
Media	32,088	0.8%
Thrifts & Mortgage Finance	13,873	0.3%
Real Estate Management & Development	13,200	0.3%
Written Call Options	(12,017)	(0.3)%
Other Net Assets	15,120	0.4%
Total	4,093,900	100.0%

See Notes to Schedules of Investments.

Horizons S&P Financial Select Sector Covered Call ETF	July 31, 2014
SCHEDULE OF WRITTEN CALL OPTIONS	(Unaudited)

Number of Contracts		Value ($)
Written Call Options (0.3)%
(5)	ACE, Ltd., Strike @ 105.00 Exp 8/18/14	(50)
(6)	Allstate Corp., Strike @ 60.00 Exp 8/18/14	(111)
(9)	American Express Co., Strike @ 95.00 Exp 8/18/14	(50)
(11)	American International Group, Inc., Strike @ 55.00 Exp 8/18/14	(160)
(3)	American Tower Corp. (REIT), Strike @ 92.50 Exp 8/18/14	(757)
(2)	Ameriprise Financial, Inc., Strike @ 125.00 Exp 8/18/14	(100)
(4)	AON PLC, Strike @ 92.50 Exp 8/18/14	(50)
(2)	Apartment Investment & Management Co. (REIT), Class A, Strike @ 35.00 Exp 8/18/14	(35)
(1)	Assurant, Inc., Strike @ 67.50 Exp 8/18/14	(20)
(1)	AvalonBay Communities, Inc. (REIT), Strike @ 150.00 Exp 8/18/14	(88)
(14)	Bank of New York Mellon Corp., Strike @ 39.00 Exp 8/18/14	(853)
(5)	BB&T Corp., Strike @ 39.00 Exp 8/18/14	(25)
(26)	Berkshire Hathaway, Inc., Class B, Strike @ 130.00 Exp 8/18/14	(1,117)
(1)	BlackRock, Inc., Class A, Strike @ 330.00 Exp 8/18/14	(28)
(2)	Boston Properties, Inc. (REIT), Strike @ 125.00 Exp 8/18/14	(30)
(7)	Capital One Financial Corp., Strike @ 85.00 Exp 8/18/14	(60)
(27)	Citigroup, Inc., Strike @ 50.00 Exp 8/18/14	(1,066)
(2)	CME Group, Inc., Strike @ 72.50 Exp 8/18/14	(450)
(2)	Comerica, Inc., Strike @ 50.00 Exp 8/18/14	(187)
(5)	Crown Castle International Corp. (REIT), Strike @ 77.50 Exp 8/18/14	(88)
(5)	Discover Financial Services, Inc., Class A, Strike @ 65.00 Exp 8/18/14	(50)
(3)	E*Trade Financial Corp., Strike @ 22.00 Exp 8/18/14	(95)
(3)	Equity Residential (REIT), Strike @ 65.00 Exp 8/18/14	(158)
(12)	Fifth Third BanCorp, Strike @ 21.00 Exp 8/18/14	(162)
(6)	Franklin Resources, Inc., Strike @ 60.00 Exp 8/18/14	(45)
(4)	General Growth Properties, Inc. (REIT), Strike @ 24.00 Exp 8/18/14	(40)
(6)	Goldman Sachs Group, Inc., Strike @ 175.00 Exp 8/18/14	(965)
(6)	Hartford Financial Services Group, Inc., Strike @ 37.00 Exp 8/18/14	(21)
(5)	HCP, Inc., Strike @ 42.50 Exp 8/18/14	(100)
(4)	Health Care REIT, Inc., Strike @ 65.00 Exp 8/18/14	(50)
(6)	Host Hotels & Resorts, Inc., Strike @ 23.00 Exp 8/18/14	(15)
(1)	IntercontinentalExchange Group, Inc., Strike @ 200.00 Exp 8/18/14	(173)
(6)	Invesco, Ltd., Strike @ 39.00 Exp 8/18/14	(135)
(56)	JPMorgan Chase & Co., Strike @ 60.00 Exp 8/18/14	(671)
(9)	KeyCorp, Strike @ 14.00 Exp 8/18/14	(68)
(2)	Lincoln National Corp., Strike @ 52.50 Exp 8/18/14	(200)
(4)	Loews Corp., Strike @ 45.00 Exp 8/18/14	(30)
(2)	M&T Bank Corp., Strike @ 125.00 Exp 8/18/14	(55)
(4)	McGraw-Hill Cos., Inc., Strike @ 85.00 Exp 8/18/14	(110)
(16)	MetLife, Inc., Strike @ 57.50 Exp 8/18/14	(48)
(2)	Moody's Corp., Strike @ 92.50 Exp 8/18/14	(27)
(11)	Morgan Stanley, Strike @ 33.00 Exp 8/18/14	(358)
(2)	Northern Trust Corp., Strike @ 65.00 Exp 8/18/14	(465)
(6)	PNC Financial Services Group, Strike @ 85.00 Exp 8/18/14	(183)
(4)	Prologis, Inc. (REIT), Strike @ 42.00 Exp 8/18/14	(70)
(5)	Prudential Financial, Inc., Strike @ 92.50 Exp 8/18/14	(173)
(2)	Public Storage (REIT), Strike @ 175.00 Exp 8/18/14	(185)
(4)	Simon Property Group, Inc. (REIT), Strike @ 175.00 Exp 8/18/14	(70)
(4)	State Street Corp., Strike @ 70.00 Exp 8/18/14	(520)
(7)	SunTrust Banks, Inc., Strike @ 41.00 Exp 8/18/14	(35)
(12)	The Charles Schwab Corp., Strike @ 28.00 Exp 8/18/14	(569)
(3)	The Chubb Corp., Strike @ 95.00 Exp 8/18/14	(12)
(2)	The Macerich Co. (REIT), Strike @ 70.00 Exp 8/18/14	(35)
(1)	The NASDAQ OMX Group, Inc., Strike @ 42.00 Exp 8/18/14	(83)
(1)	Torchmark Corp., Strike @ 55.00 Exp 8/18/14	(35)
(27)	U.S. BanCorp, Strike @ 43.00 Exp 8/18/14	(432)
(2)	Unum Group, Strike @ 35.00 Exp 8/18/14	(45)
(2)	Ventas, Inc. (REIT), Strike @ 65.00 Exp 8/18/14	(70)
(2)	Vornado Realty Trust (REIT), Strike @ 110.00 Exp 8/18/14	(20)
(5)	Weyerhaeuser Co. (REIT), Strike @ 33.00 Exp 8/18/14	(50)
(4)	XL Group PLC, Strike @ 35.00 Exp 8/18/14	(32)
(2)	Zions Bancorp, Strike @ 30.00 Exp 8/18/14	(32)
Total Written Call Options (Premiums Received $23,038)		(12,017)

See Notes to Schedules of Investments.

Exchange Traded Concepts Trust II	July 31, 2014
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	(Unaudited)

1. Organization

Exchange Traded Concepts Trust II (the “Trust”) was organized on April 4, 2012 as a Delaware statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust has registered its Shares in three separate series. The Schedules of Portfolio Investments herein are those of the Horizons S&P 500® Covered Call ETF (the “S&P 500 Fund”) and the Horizons S&P Financial Select Sector Covered Call ETF (the “Financial Sector Fund”) (individually referred to as a “Fund,” or collectively as the “Funds”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (each, an “Underlying Index”). Accordingly, the investments owned by each Fund generally correspond to the weightings within each Underlying Index. The Underlying Index for the S&P 500 Fund is the S&P 500® Stock Covered Call Index, and the Underlying Index for the Financial Sector Fund is the S&P 500® Financial Sector Stock Covered Call Index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. There is no assurance that each Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Account Policies

The preparation of the Schedules of Portfolio Investments and Schedules of Written Call Options is in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and requires management to make estimates and assumptions that affect the reported amounts and disclosures during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedules of Portfolio Investments and Schedules of Written Call Options may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

A Fund’s investments (e.g., equity securities and exchange-traded options) are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. A Fund’s written options are valued using the midpoint between the last highest bid and the last lowest ask quotation for the current day. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Funds’ Valuation Committee, in accordance with the Funds’ Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s Net Asset Value (“NAV”) and the prices used by a Fund’s Underlying Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s Underlying Index. With respect to securities that are primarily listed on foreign exchanges, the value of a Fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

Exchange Traded Concepts Trust II	July 31, 2014
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	(Continued) (Unaudited)

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities, exchange-traded funds, and written options are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of July 31, 2014 for the Funds based upon the three levels defined above:

S&P 500 Fund
Investment Securities:	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	29,812,796	–	–	29,812,796
Total Investment Securities	29,812,796	–	–	29,812,796
Other Financial Instruments:
Written Call Options	(135,142)	–	–	(135,142)
Total Investments	29,677,654	–	–	29,677,654
Financial Sector Fund
Investment Securities:	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Common Stock	4,090,797	–	–	4,090,797
Total Investment Securities	4,090,797	–	–	4,090,797
Other Financial Instruments:
Written Call Options	(12,017)	–	–	(12,017)
Total Investments	4,078,780	–	–	4,078,780

Please refer to the Schedules of Portfolio Investments to view equity securities segregated by industry type. The Funds' policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. As of July 31, 2014, there were no transfers between Levels 1, 2, and 3 assets and liabilities based on levels assigned to securities at the beginning of the period. For the period ended July 31, 2014, there were no securities categorized as Level 3.

Options

Each Fund will write call options on up to 100% of each of the option eligible securities in the Underlying Index, in an attempt to generate more income (the premium paid by the buyer of the option) from the security than it would otherwise provide on its own from dividends or other distributions. As of the current period end, each Fund invested in exchange-traded options. The following discussion describes generally the characteristics of purchased and written options (including calls and puts) and the general risks of using options.

An option is a contract between two parties for the purchase and sale of a financial instrument for a specified price (known as the “strike price” or “exercise price”). An option grants a right (not an obligation) to buy or sell a financial instrument and is exercisable by the holder during a specified time period or at expiry. Generally, a seller of an option can grant a buyer two kinds of rights: a “call” (the right to buy the security) or a “put” (the right to sell the security). Options have various types of underlying instruments, including specific securities, indices of securities prices, foreign currencies, interest rates and futures contracts. Options may be traded on an exchange (exchange-traded options) or may be customized agreements between the parties (over- the-counter or “OTC” options). A financial intermediary, known as a clearing corporation, financially backs exchange-traded options. However, OTC options have no such intermediary and are subject to the risk that the counter-party will not fulfill its obligations under the contract.

When a Fund purchases a put option, it buys the right to sell the instrument underlying the option at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the “option premium”). A Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to cover the premium and transaction costs. However, if the price of the underlying instrument does not fall enough to offset the cost of purchasing the option, a put buyer would lose the premium and related transaction costs.

Exchange Traded Concepts Trust II	July 31, 2014
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	(Continued) (Unaudited)

Call options are similar to put options, except that when purchased the Fund obtains the right to purchase, rather than sell, the underlying instrument at the option’s strike price. A Fund would ordinarily realize a gain if, during the option period, the value of the underlying instrument exceeded the exercise price plus the premium paid and related transaction costs. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid.

When a Fund writes (or sells) a call option it assumes, in return for a premium, an obligation to sell specified securities to the holder of the option at a specified price if the option is exercised at any time on or before the expiration date. Similarly, when a Fund writes (or sells) a put option it assumes, in return for a premium, an obligation to purchase specified securities from the option holder at a specified price if the option is exercised at any time on or before the expiration date. A Fund may terminate its position in an exchange-traded put option before exercise by buying an option identical to the one it has written. Similarly, it may cancel an OTC option by entering into an offsetting transaction with the counter-party to the option. If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written.

Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security.

The S&P 500 Fund had the following transactions in exchange-traded written options during the period ended July 31, 2014:

	Number of	Premiums
	Contracts	Received ($)
Options outstanding at April 30,2014	3,461	236,063
Options written	12,174	1,171,227
Options expired	-	-
Options exercised	(166)	(56,878)
Options closed	(12,170)	(1,124,153)
Options outstanding at July 31, 2014	3,299	226,259

The Financial Sector Fund had the following transactions in exchange-traded written options during the period ended July 31, 2014:

	Number of	Premiums
	Contracts	Received ($)
Options outstanding at April 30, 2014	541	27,328
Options written	1,845	81,737
Options expired	-	-
Options exercised	(9)	(460)
Options closed	(1,972)	(85,567)
Options outstanding at July 31, 2014	405	23,038

Investment Transactions

For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

3. Principal Risks

As with any investment, you could lose all or part of your investment in the Funds and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus.

Index Risk: Unlike many investment companies, the Funds do not utilize an investing strategy that seeks returns in excess of the Underlying Index. Therefore, the Funds would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Exchange Traded Concepts Trust II	July 31, 2014
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	(Continued) (Unaudited)

Market Risk: Securities in an Underlying Index are subject to market fluctuations. You should anticipate that the value of shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in an Underlying Index.

Writing Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Funds will give up the opportunity to benefit from potential increases in the value of the securities in the Underlying Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. If trading is suspended, the Funds may be unable to write options at times that may be desirable or advantageous to the Funds to do so.

Industry Concentration Risk: To the extent that an Underlying Index is concentrated in a particular industry, the Funds also will be concentrated in the industry, which may subject the Funds to a greater loss as a result of adverse economic, business, or other developments affecting that industry.

Passive Investment Risk: The Sub-Adviser does not actively manage the Funds and therefore does not attempt to analyze, quantify, or control the risks associated with investing in stocks of companies in the Underlying Index.

Premium/Discount Risk: Although it is expected that the market price of the Funds’ Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and the Funds’ Shares may trade at a premium or discount to the NAV.

4. Federal Income Tax

At July 31, 2014, the tax cost, gross unrealized appreciation, and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Tax Cost ($)	Appreciation ($)	Depreciation ($)	(Depreciation) ($)
S&P 500 Fund	27,454,849	3,611,308	(1,253,361)	2,357,947
Financial Sector Fund	3,940,729	255,617	(105,549)	150,068

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust II

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	/s/ September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	/s/ September 26, 2014

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	/s/ September 26, 2014